Property, Plant and Equipment, Net - Summary of Changes in Cost of Property Plant and Equipment (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	$ 699.9
Disposals	(0.6)	$ (1.9)
Ending balance	773.7	699.9
Freehold Land
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	6.2
Ending balance	6.1	6.2
Buildings
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	44.5
Ending balance	39.3	44.5
Machinery & Equipment
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	614.7
Ending balance	605.5	614.7
Computer Hardware
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	0.5
Ending balance	0.6	0.5
Right-of-use assets
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	1.6
Ending balance	3.4	1.6
Property under construction
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	32.4
Ending balance	118.8	32.4
Gross carrying amount [member]
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	936.4	972.5
Additions	167.9	71.7
Transfers	0.0	0.0
Disposals	(0.6)	(1.9)
Foreign exchange	(7.2)	(105.9)
Ending balance	1,096.5	936.4
Gross carrying amount [member] | Freehold Land
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	6.1	6.9
Additions	0.0	0.0
Transfers	0.0	0.0
Disposals	0.0	0.0
Foreign exchange	0.0	(0.8)
Ending balance	6.1	6.1
Gross carrying amount [member] | Buildings
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	66.5	73.9
Additions	0.0	0.0
Transfers	0.2	0.4
Disposals	(0.3)	0.0
Foreign exchange	(0.5)	(7.8)
Ending balance	65.9	66.5
Gross carrying amount [member] | Machinery & Equipment
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	828.1	804.7
Additions	3.3	3.8
Transfers	74.7	107.2
Disposals	(0.3)	(0.2)
Foreign exchange	(5.5)	(87.4)
Ending balance	900.3	828.1
Gross carrying amount [member] | Computer Hardware
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	1.2	1.2
Additions	0.0	0.0
Transfers	0.2	0.1
Disposals	0.0	0.0
Foreign exchange	0.0	(0.1)
Ending balance	1.4	1.2
Gross carrying amount [member] | Right-of-use assets
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	1.9	2.2
Additions	0.0	0.0
Transfers	2.0	0.0
Disposals	0.0	0.0
Foreign exchange	0.1	(0.3)
Ending balance	4.0	1.9
Gross carrying amount [member] | Property under construction
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	32.6	83.6
Additions	164.6	67.9
Transfers	(77.1)	(107.7)
Disposals	0.0	(1.7)
Foreign exchange	(1.3)	(9.6)
Ending balance	$ 118.8	$ 32.6